Income Tax - Schedule of Income Tax Provision (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Current tax provision
Total income tax provisions	$ 672,039	$ 568,688
Cayman Islands [Member]
Current tax provision
Total income tax provisions
PRC [Member]
Current tax provision
Total income tax provisions	672,039	568,688
BVI [Member]
Current tax provision
Total income tax provisions
HK [Member]
Current tax provision
Total income tax provisions